Item 1. Schedule of Investments:
--------------------------------
Putnam Equity Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Equity Income Fund
The fund's portfolio

August 31, 2004

Common stocks (94.3%) (a)
Number of shares                                                                                      Value

Aerospace and Defense (2.0%)
-----------------------------------------------------------------------------------------------------------
        334,570  Boeing Co. (The)                                                               $17,471,245
        460,230  Lockheed Martin Corp.                                                           24,751,169
        421,350  Northrop Grumman Corp.                                                          21,762,728
                                                                                              -------------
                                                                                                 63,985,142

Automotive (0.8%)
-----------------------------------------------------------------------------------------------------------
        465,000  Lear Corp.                                                                      25,054,200

Banking (14.3%)
-----------------------------------------------------------------------------------------------------------
      2,654,836  Bank of America Corp.                                                          119,414,523
      1,344,500  Bank of New York Co., Inc. (The)                                                40,066,100
        110,400  Compass Bancshares, Inc.(S)                                                      5,106,000
         22,480  South Trust Corp.                                                                  929,548
      1,151,200  State Street Corp.                                                              51,965,168
      3,606,100  U.S. Bancorp                                                                   106,379,950
      1,370,900  Wachovia Corp.(S)                                                               64,308,919
      1,102,900  Wells Fargo & Co.                                                               64,795,375
         93,700  Zions Bancorp.                                                                   5,835,636
                                                                                              -------------
                                                                                                458,801,219

Beverage (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,242,900  Coca-Cola Enterprises, Inc.(S)                                                  25,665,885

Broadcasting (0.6%)
-----------------------------------------------------------------------------------------------------------
        604,900  Viacom, Inc. Class B                                                            20,149,219

Building Materials (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,775,400  Masco Corp.(S)                                                                  57,043,602

Cable Television (0.2%)
-----------------------------------------------------------------------------------------------------------
        206,004  Liberty Media International, Inc. Class
                 A (NON)(S)                                                                       6,962,935

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
        160,700  Eaton Corp.                                                                      9,698,245

Chemicals (2.2%)
-----------------------------------------------------------------------------------------------------------
        147,900  Avery Dennison Corp.(S)                                                          9,191,985
        751,800  Dow Chemical Co. (The)                                                          32,184,558
        422,730  Engelhard Corp.                                                                 11,950,577
        306,290  PPG Industries, Inc.                                                            18,306,953
                                                                                              -------------
                                                                                                 71,634,073

Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
      4,579,762  Service Corp. International (NON)                                               27,524,370

Computers (2.3%)
-----------------------------------------------------------------------------------------------------------
      4,190,500  Hewlett-Packard Co.                                                             74,968,045

Conglomerates (4.2%)
-----------------------------------------------------------------------------------------------------------
          6,510  Berkshire Hathaway, Inc. Class B (NON)                                          18,839,940
        708,700  General Electric Co.                                                            23,238,273
        920,100  Honeywell International, Inc.                                                   33,105,198
      1,918,400  Tyco International, Ltd. (Bermuda)(S)                                           60,084,288
                                                                                              -------------
                                                                                                135,267,699

Consumer Finance (1.2%)
-----------------------------------------------------------------------------------------------------------
        126,500  Capital One Financial Corp.(S)                                                   8,571,640
        321,600  Countrywide Financial Corp.                                                     11,432,880
        454,850  MBNA Corp.                                                                      10,980,079
        524,920  Providian Financial Corp. (NON)                                                  7,579,845
                                                                                              -------------
                                                                                                 38,564,444

Consumer Goods (0.7%)
-----------------------------------------------------------------------------------------------------------
        406,900  Colgate-Palmolive Co.                                                           21,972,600
         17,800  Kimberly-Clark Corp.                                                             1,187,260
                                                                                              -------------
                                                                                                 23,159,860

Electric Utilities (3.8%)
-----------------------------------------------------------------------------------------------------------
        150,370  Dominion Resources, Inc.                                                         9,757,509
        409,950  Edison International                                                            11,019,456
        328,285  Entergy Corp.(S)                                                                19,795,586
        687,000  Exelon Corp.                                                                    25,315,950
        772,500  PG&E Corp. (NON)                                                                22,549,275
         18,200  Pinnacle West Capital Corp.                                                        768,222
        311,850  Progress Energy, Inc.(S)                                                        13,687,097
        210,200  Public Service Enterprise Group, Inc.(S)                                         8,899,868
         30,200  SCANA Corp.(S)                                                                   1,145,788
        245,700  Wisconsin Energy Corp.                                                           8,046,675
                                                                                              -------------
                                                                                                120,985,426

Electronics (0.6%)
-----------------------------------------------------------------------------------------------------------
        392,999  Celestica, Inc. (Canada) (NON)(S)                                                5,619,886
        356,200  Motorola, Inc.                                                                   5,752,630
        700,300  Vishay Intertechnology, Inc. (NON)(S)                                            8,928,825
                                                                                              -------------
                                                                                                 20,301,341

Energy (0.4%)
-----------------------------------------------------------------------------------------------------------
        452,730  GlobalSantaFe Corp. (Cayman Islands)                                            12,622,112

Financial (8.5%)
-----------------------------------------------------------------------------------------------------------
        121,100  CIT Group, Inc.(S)                                                               4,328,114
      3,479,000  Citigroup, Inc.                                                                162,051,820
        481,500  Fannie Mae                                                                      35,847,675
        888,200  Freddie Mac                                                                     59,615,984
        240,800  PMI Group, Inc. (The)(S)                                                        10,000,424
                                                                                              -------------
                                                                                                271,844,017

Food (1.3%)
-----------------------------------------------------------------------------------------------------------
        435,200  General Mills, Inc.(S)                                                          20,563,200
        578,600  H.J. Heinz Co.                                                                  21,934,726
             11  PSF Group Holdings, Inc. 144A Class A
                 (NON)                                                                               16,515
                                                                                              -------------
                                                                                                 42,514,441

Forest Products and Packaging (1.8%)
-----------------------------------------------------------------------------------------------------------
        565,100  Boise Cascade Corp.(S)                                                          17,681,979
      1,260,800  Smurfit-Stone Container Corp. (NON)(S)                                          22,366,592
        633,900  Sonoco Products Co.(S)                                                          16,424,349
                                                                                              -------------
                                                                                                 56,472,920

Gaming & Lottery (0.8%)
-----------------------------------------------------------------------------------------------------------
        532,300  Harrah's Entertainment, Inc.(S)                                                 25,651,537

Health Care Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        299,400  CIGNA Corp.                                                                     19,928,064
        331,700  Medco Health Solutions, Inc. (NON)                                              10,358,991
                                                                                              -------------
                                                                                                 30,287,055

Homebuilding (0.5%)
-----------------------------------------------------------------------------------------------------------
        355,900  Lennar Corp.                                                                    16,300,220

Household Furniture and Appliances (0.8%)
-----------------------------------------------------------------------------------------------------------
        446,500  Whirlpool Corp.(S)                                                              27,299,010

Insurance (6.2%)
-----------------------------------------------------------------------------------------------------------
      1,273,500  ACE, Ltd. (Bermuda)                                                             49,093,425
        458,900  American International Group, Inc.                                              32,692,036
        375,680  AON Corp.(S)                                                                     9,748,896
        408,681  Axis Capital Holdings, Ltd. (Bermuda)(S)                                         9,755,215
         20,800  Fidelity National Financial, Inc.                                                  783,120
        174,590  MBIA, Inc.(S)                                                                    9,998,769
        292,100  Old Republic International Corp.                                                 6,878,955
        188,000  Radian Group, Inc.(S)                                                            8,328,400
        798,361  St. Paul Travelers Cos., Inc. (The)                                             27,695,143
        135,400  Torchmark Corp.                                                                  6,970,392
        246,600  Willis Group Holdings, Ltd. (Bermuda)(S)                                         8,623,602
        387,100  XL Capital, Ltd. Class A (Bermuda)(S)                                           27,174,420
                                                                                              -------------
                                                                                                197,742,373

Investment Banking/Brokerage (4.5%)
-----------------------------------------------------------------------------------------------------------
      2,152,000  JPMorgan Chase & Co.                                                            85,176,160
        541,200  Merrill Lynch & Co., Inc.                                                       27,639,084
        601,400  Morgan Stanley Dean Witter & Co.                                                30,509,022
                                                                                              -------------
                                                                                                143,324,266

Lodging/Tourism (0.6%)
-----------------------------------------------------------------------------------------------------------
        357,700  Cendant Corp.                                                                    7,737,051
        732,300  Hilton Hotels Corp.(S)                                                          13,071,555
                                                                                              -------------
                                                                                                 20,808,606

Machinery (1.3%)
-----------------------------------------------------------------------------------------------------------
        625,800  Ingersoll-Rand Co. Class A (Bermuda)                                            40,683,258
         17,200  Parker-Hannifin Corp.(S)                                                           935,164
                                                                                              -------------
                                                                                                 41,618,422

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------
        361,920  Dover Corp.(S)                                                                  13,655,242

Media (1.8%)
-----------------------------------------------------------------------------------------------------------
        225,200  Fox Entertainment Group, Inc. Class A (NON)                                      6,111,928
      3,405,800  Liberty Media Corp. Class A (NON)                                               30,345,678
        911,900  Walt Disney Co. (The)                                                           20,472,155
                                                                                              -------------
                                                                                                 56,929,761

Medical Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
         84,000  Baxter International, Inc.                                                       2,565,360

Natural Gas Utilities (--%)
-----------------------------------------------------------------------------------------------------------
         21,200  Sempra Energy                                                                      766,380

Office Equipment & Supplies (0.3%)
-----------------------------------------------------------------------------------------------------------
        253,300  Pitney Bowes, Inc.(S)                                                           11,033,748

Oil & Gas (10.4%)
-----------------------------------------------------------------------------------------------------------
        214,600  Amerada Hess Corp.(S)                                                           17,275,300
        585,247  BP PLC ADR (United Kingdom)(S)                                                  31,427,764
        674,900  Chevron Texaco Corp.                                                            65,802,750
         14,900  ConocoPhillips                                                                   1,109,007
      3,210,300  ExxonMobil Corp.                                                               147,994,830
        284,400  Marathon Oil Corp.                                                              10,315,188
        372,050  Noble Corp. (Cayman Islands) (NON)                                              14,963,851
        833,100  Unocal Corp.                                                                    31,107,954
        221,200  Valero Energy Corp.(S)                                                          14,605,836
                                                                                              -------------
                                                                                                334,602,480

Pharmaceuticals (2.8%)
-----------------------------------------------------------------------------------------------------------
      1,089,400  Abbott Laboratories(S)                                                          45,417,086
        152,400  Johnson & Johnson                                                                8,854,440
        474,400  King Pharmaceuticals, Inc. (NON)                                                 5,911,024
        774,100  Pfizer, Inc.                                                                    25,289,847
        158,200  Wyeth                                                                            5,785,374
                                                                                              -------------
                                                                                                 91,257,771

Photography/Imaging (0.3%)
-----------------------------------------------------------------------------------------------------------
        666,700  Xerox Corp. (NON)(S)                                                             8,953,781

Railroads (2.5%)
-----------------------------------------------------------------------------------------------------------
        397,600  Canadian National Railway Co. (Toronto
                 Exchange) (Canada)                                                              18,118,632
      1,115,500  Union Pacific Corp.                                                             63,706,205
                                                                                              -------------
                                                                                                 81,824,837

Real Estate (0.1%)
-----------------------------------------------------------------------------------------------------------
         86,500  Equity Office Properties Trust (R)                                               2,470,440

Regional Bells (2.9%)
-----------------------------------------------------------------------------------------------------------
        700,700  BellSouth Corp.                                                                 18,750,732
      1,332,050  SBC Communications, Inc.                                                        34,353,570
      1,046,300  Verizon Communications, Inc.                                                    41,067,275
                                                                                              -------------
                                                                                                 94,171,577

Restaurants (1.2%)
-----------------------------------------------------------------------------------------------------------
        653,400  Darden Restaurants, Inc.(S)                                                     13,727,934
        967,900  McDonald's Corp.                                                                26,152,658
                                                                                              -------------
                                                                                                 39,880,592

Retail (2.4%)
-----------------------------------------------------------------------------------------------------------
        188,500  AutoZone, Inc. (NON)(S)                                                         13,960,310
        882,490  Limited Brands                                                                  17,720,399
        328,400  Lowe's Cos., Inc.                                                               16,321,480
      1,404,900  Office Depot, Inc. (NON)(S)                                                     22,492,449
      1,339,900  Rite Aid Corp. (NON)(S)                                                          5,895,560
                                                                                              -------------
                                                                                                 76,390,198

Software (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,199,000  Microsoft Corp.                                                                 32,732,700
        874,000  Oracle Corp. (NON)                                                               8,713,780
                                                                                              -------------
                                                                                                 41,446,480

Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
        158,900  Liz Claiborne, Inc.                                                              6,049,323

Tobacco (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,464,600  Altria Group, Inc.                                                              71,692,170

Toys (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,118,800  Mattel, Inc.(S)                                                                 18,001,492

Waste Management (0.4%)
-----------------------------------------------------------------------------------------------------------
        515,400  Republic Services, Inc.(S)                                                      14,405,430
                                                                                              -------------
                 Total Common stocks  (cost $2,594,160,479)                                  $3,032,347,746

Convertible preferred stocks (3.4%) (a)

Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         81,400  Amerada Hess Corp. $3.50 cv. pfd.                                               $5,901,500
         16,000  Baxter International, Inc. $3.50 cv. pfd.                                          834,000
        172,500  Boise Cascade Corp. $3.75 units cv. pfd.                                         8,366,250
         58,405  Conseco, Inc. $1.38 cum. cv. pfd.(S)                                             1,379,818
         69,700  Dominion Resources, Inc. $4.75 cv. pfd.                                          3,789,938
          1,360  Freeport-McMoRan Copper & Gold, Inc.
                 144A 5.50% cv. pfd.                                                              1,328,516
        228,500  Hartford Financial Services Group, Inc.
                 (The) $3.50 cv. pfd.                                                            13,824,250
         72,600  Hartford Financial Services Group, Inc.
                 (The) $3.00 cv. pfd.                                                             4,274,325
          4,320  Hercules Trust II 6.50% units cum. cv. pfd.                                      3,261,600
         37,000  Northrop Grumman Corp. $7.25 cv. pfd.                                            3,806,375
        167,300  ONEOK, Inc. $2.125 units cv. pfd.                                                5,094,285
         97,800  PMI Group, Inc. (The) $1.469 cv. pfd.                                            2,542,800
         54,200  Schering-Plough Corp. $3.00 cum. cv.
                 pfd.                                                                             2,784,525
         22,700  Sempra Energy $2.125 units cv. pfd.                                                698,025
        154,970  Solectron Corp. $1.813 units cv. pfd.                                            2,130,838
        405,470  Xerox Corp. 6.25% cv. pfd.                                                      50,176,913
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $100,748,447)                       $110,193,958

Convertible bonds and notes (0.6%) (a)

Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $450,292  CenterPoint Energy, Inc. cv. sub notes
                 FRN 2s, 2029                                                                   $14,521,916
      1,625,000  Goodyear Tire & Rubber Co. (The) 144A
                 cv. bonds 4s, 2034                                                               1,935,781
        590,000  Tyco International Group SA company
                 guaranty Ser. A, 2 3/4s, 2018
                 (Luxembourg)                                                                       848,125
      1,110,000  Tyco International Group SA 144A cv.
                 company guaranty 2 3/4s, 2018
                 (Luxembourg)                                                                     1,595,625
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $16,862,907)                          $18,901,447

Corporate bonds and notes (--%) (a) (Cost $8,927)
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         $8,927  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)                                                     $1
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $8,927)                                          $1

Short-term investments (8.4%) (a)

Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $220,715,111 Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.52% to 1.71% and
                 due dates ranging from September 1, 2004
                 to September 24, 2004. (d)                                                    $220,654,359
     50,540,732  Putnam Prime Money Market Fund(e)                                               50,540,732
                                                                                              -------------
                 Total Short-term investments  (cost $271,195,091)                             $271,195,091
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,982,975,851)(b)                                  $3,432,638,243
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $3,214,354,358.

  (b) The aggregate identified cost on a tax basis is $3,038,009,125, resulting in gross unrealized appreciation and depreciation of $457,639,505 and $63,010,387, respectively, or net unrealized appreciation of $394,629,118.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at August 31, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the value of securities loaned amounted to $213,557,626. The fund received cash collateral of $220,654,359 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $169,904 for the period ended August 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004